Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees KraneShares Trust:

In planning and performing our audits of the financial statements and consolidated financial statements of KraneShares Trust, comprised of the funds listed in the Appendix (collectively, the Funds), as of and for the year or period ended March 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and consolidated financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements and consolidated financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements and consolidated financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the companys assets that could have a material effect on the financial statements and consolidated financial statements .

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements and consolidated financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of March 31, 2021.

This report is intended solely for the information and use of management and the Board of Trustees of KraneShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

KPMG LLP

Philadelphia, Pennsylvania
May 28, 2021

Appendix


Financial statements for the year ended March 31, 2021:

KraneShares CICC China Leaders 100 Index ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A Share ETF

KraneShares E Fund China Commercial Paper ETF
KraneShares MSCI All China Index ETF
KraneShares MSCI One Belt One Road Index ETF
KraneShares Emerging Markets Consumer Technology Index ETF KraneShares MSCI China Clean Technology Index ETF
(Formerly, KraneShares MSCI China Environment Index ETF) KraneShares Electric Vehicles and Future Mobility Index ETF KraneShares MSCI All China Health Care Index ETF
KraneShares CCBS China Corporate High Yield Bond USD Index ETF KraneShares Emerging Markets Healthcare Index ETF
KraneShares MSCI Emerging Markets ex China Index ETF
KFA Large Cap Quality Dividend Index ETF
KFA Small Cap Quality Dividend Index ETF
KFA Dynamic Fixed Income ETF

Quadratic Interest Rate Volatility and Inflation Hedge ETF

Financial statements for the period from July 28, 2020 through March 31, 2021:

KraneShares MSCI China ESG Leaders Index ETF

Consolidated financial statements or the period from July 29, 2020 through March 31, 2021:

KraneShares Global Carbon ETF (Formerly, KFA Global Carbon ETF)

Financial statements for the period from November 23, 2020 through March 31, 2021:

KraneShares CICC China 5G & Semiconductor Index ETF
KFA Value Line Dynamic Core Equity Index ETF

Consolidated financial statements for the period from December 1, 2020 through March 31, 2021:
KFA Mount Lucas Index Strategy ETF

Financial statements for the period from December 8, 2020 through March 31, 2021:

KraneShares CICC China Consumer Leaders Index ETF

Financial statements or the period from January 26, 2021 through March 31, 2021:

KraneShares SSE STAR Market 50 Index ETF